Putnam
Capital
Appreciation
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The stock market's continuing decline left its mark on most equity investment portfolios during the semiannual period ended November 30, 2001, and Putnam Capital Appreciation Fund was clearly among them. Some comfort can be derived from the more defensive positioning your fund's managers had assumed in the weeks before the September 11 tragedies.

Of greater importance, especially in difficult times, is the sharp focus the managers maintain on the road ahead. They believe that out of today's adversity will come tomorrow's investment rewards, and they are busy seeking out what they believe will be the investments best positioned for the next market rise. In times like these, we believe it is important to remind investors of the wisdom of maintaining a long-term perspective in managing their own financial programs.

On the following pages, the management team discusses performance during the first half of fiscal 2002 and looks with optimism at prospects for the coming months.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
January 9, 2002


REPORT FROM FUND MANAGEMENT

Michael K. Arends
Joseph P. Joseph
Paul C. Warren

The six months ended November 30, 2001, represented a difficult time for U.S. financial markets and Putnam Capital Appreciation Fund. Although fund performance improved somewhat in the final two months of the period, a number of its holdings were negatively affected by the September 11 terrorist attacks on New York and Washington. Despite volatile conditions, we remained focused on the long term, using our disciplined investment process to identify small, midsize, and large companies that should benefit when the U.S. economy rebounds -- as we believe it will.

Total return for 6 months ended 11/30/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -11.08% -16.20%  -11.44% -15.86%  -11.37% -12.25%  -11.30% -14.40%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* SEPTEMBER TRAGEDY HURT FINANCIAL MARKETS WORLDWIDE

The tragic events of September 11 were unprecedented in U.S. history and the extent of their impact on financial markets around the world was, in some sense, uncharted territory. The attacks forced the U.S. equity markets to close for four consecutive days -- the longest hiatus since the Great Depression -- and in their wake the Dow Jones Industrial Average posted its worst quarterly loss in 14 years. In the months leading up to September 11, the economic slowdown in the United States had resulted in market volatility, reduced spending by businesses, and negative earnings forecasts from companies in many industries. This took its toll on stocks across all sectors of the market.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals         7.0%

Retail                  6.9%

Electronics             6.6%

Banking                 5.7%

Conglomerates           5.3%

Footnote reads:

*Based on net assets as of 11/30/01. Holdings will vary over time.


* DEFENSIVE STOCKS HELPED CUSHION FUND IN TURBULENT ENVIRONMENT

Prior to September, we had positioned the fund with a focus on more defensive areas of the market. We reduced the fund's investments in technology stocks and shifted assets into industries such as health care and financials, which tend to be less affected by market volatility. The fund's defensive positioning in stocks of larger companies helped mitigate the effects of the market selloff immediately following the terrorist attacks.

During the six-month period, consumer staples stocks such as Philip Morris Companies Inc., Kraft Foods, Inc., and Anheuser-Busch Companies Inc. provided strength to the portfolio. Tyco International Ltd., with its diversified product line and multinational market presence, was a strong contributor to performance. Our emphasis on stocks in the health-care sector also helped cushion the fund during the period. One highlight was medical technology company St. Jude Medical, Inc., whose innovative products include mechanical heart valves. Baxter International Inc., which manufactures and distributes a range of health-care products, systems, and services also made a positive contribution, as did Tenet Healthcare Corp., a health-care services company. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

* SMALL-COMPANY STOCKS, MEDIA HOLDINGS WEAKENED

Despite the fund's positioning in these areas of strength, some fund holdings, particularly those of smaller companies, were directly affected by the September 11 tragedy. One example was Multex.com, Inc., which provides investment information and technology solutions to businesses in the financial services industry. The company, whose New York offices are in close proximity to the site of the attacks, experienced operational difficulties and service interruptions as a result. This stock has since been sold from the portfolio. We also eliminated some of the fund's positions in travel and leisure stocks, such as The Walt Disney Co. and Carnival Corporation.

Two small-company media stocks in the fund's portfolio -- Penton Media, Inc., which was sold prior to the close of the period, and Emmis Communications Corp. -- also weakened considerably during the period. Media stocks are dependent on advertising, and many businesses cut back sharply on advertising spending as the economy slowed. Despite recent weakness, we remain confident that the media sector offers growth potential and opportunities that will reward investors with a long-term perspective.

* FUND'S LONG-TERM FOCUS HASN'T CHANGED

While September delivered its share of challenges for many fund holdings, it is important to note that we did not make any significant shifts in the portfolio during the semiannual period. Our disciplined investment process, with its focus on individual stocks rather than overall economic trends, continued to be an advantage in the turbulent environment. We remained focused on individual stocks and our disciplined decisions to buy, sell, or hold them even if there is strong market sentiment to the contrary. We have found that this company-by-company approach keeps us from getting distracted by short-term market fluctuations.


"With the support of our equity research analysts, we continue to seek strong long-term potential in growing small, midsize, and large companies."

-- Michael K. Arends, portfolio manager,
   Putnam Capital Appreciation Fund

In many cases, the market weakness over the past six months has enabled us to find companies whose low stock prices were especially attractive in relation to what we considered their long-term worth. Throughout the period, we sought to add to the portfolio stocks of strong companies that we believed were only temporarily hurt by the economic slowdown. Examples included Medtronic, a medical technology company, and Viacom, a media and entertainment powerhouse.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Tyco International, Ltd. (Bermuda)
Conglomerates

Microsoft Corp.
Software

Citigroup, Inc.
Financial

General Electric Co.
Conglomerates

Intel Corp.
Electronics

Pfizer, Inc.
Pharmaceuticals

Exxon Mobil Corp.
Oil and gas

Cisco Systems, Inc.
Communications equipment

American International Group, Inc.
Insurance

Philip Morris Companies, Inc.
Tobacco

Footnote reads:
These holdings represent 20.9% of the fund's net assets as of 11/30/01. Portfolio holdings will vary over time.


The fund's underweight position in technology was beneficial, as stocks in this sector continued to struggle for most of the period. In October and November, however, the technology sector rallied as investors began to anticipate an economic recovery in 2002. By the close of the period, we were adding to the fund's positions in leading technology companies that we believed would benefit most from an economic recovery, including Dell Computer Corporation, Intel Corporation, and Microsoft Corporation. Despite the difficulties of the past year, we believe that technology will continue to be a major growth trend and the driving force behind productivity and economic growth over time.

* MARKET DECLINES CAN BRING ATTRACTIVE OPPORTUNITIES

As we look ahead to the second half of the fund's fiscal year, it is important to remember that market declines can bring attractive investment opportunities. Perhaps more than ever before, investors must continue to maintain a long-term perspective. While the events of September 11 were a national tragedy, we believe that the U.S. economy and financial markets will recover, as they have in the aftermath of other momentous events throughout history. Evidence of the market's resilience was already apparent in October and November, when it rebounded significantly from its September lows.

In addition, the federal government has been cutting taxes and adding new stimulus to the economy, while the Federal Reserve Board has continued to cut interest rates. Shortly after the close of the period, the Fed made its 11th cut of 2001, bringing short-term rates to a 40-year low of 1.75%. The past six months have certainly proved that no one can predict the markets' behavior. However, we approach the second half of fiscal 2002 with a commitment to our strict investment discipline. With the support of our talented equity research analysts, we will continue to scrutinize the portfolio on a company-by-company basis, seeking long-term potential in growing small, midsize, and large companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees.
He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries.
We look forward to the contributions Charles will make to the continued success of the Putnam funds.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Appreciation Fund is designed for investors seeking capital appreciation through investments in equities chosen for their growth potential.

TOTAL RETURN FOR PERIODS ENDED 11/30/01

                     Class A        Class B         Class C         Class M
(inception dates)   (8/5/93)       (11/2/94)       (7/14/00)       (1/22/96)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -11.08% -16.20% -11.44% -15.86% -11.37% -12.25% -11.30% -14.40%
------------------------------------------------------------------------------
1 year          -14.93  -19.83  -15.54  -18.96  -15.49  -16.17  -15.31  -18.26
------------------------------------------------------------------------------
5 years          30.43   22.96   25.97   24.17   26.83   26.83   27.25   22.81
Annual average    5.46    4.22    4.72    4.42    4.87    4.87    4.94    4.19
------------------------------------------------------------------------------
Life of fund    187.99  171.44  171.26  171.26  178.34  178.34  176.02  166.46
Annual average   13.56   12.75   12.74   12.74   13.09   13.09   12.98   12.50
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/01

                         Russell 3000          Consumer
                            Index             price index
------------------------------------------------------------------------------
6 months                   -8.72%                0.06%
------------------------------------------------------------------------------
1 year                    -11.22                 1.95
------------------------------------------------------------------------------
5 years                    57.88                11.91
Annual average              9.57                 2.28
------------------------------------------------------------------------------
Life of fund              181.31                22.99
Annual average             13.24                 2.51
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of the period this fund was sold on a limited basis with limited assets and expenses were limited. Had expenses not been limited, returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/01

                    Class A         Class B       Class C        Class M
------------------------------------------------------------------------------
Distributions*        --              --            --             --
------------------------------------------------------------------------------
Share value:     NAV       POP        NAV          NAV         NAV      POP
------------------------------------------------------------------------------
5/31/01        $18.32    $19.44     $17.84       $18.21      $17.96   $18.61
------------------------------------------------------------------------------
11/30/01        16.29     17.28      15.80        16.14       15.93    16.51
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.

TOTAL RETURN FOR PERIODS ENDED 12/31/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (8/5/93)        (11/2/94)       (7/14/00)       (1/22/96)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -7.06% -12.42%  -7.37% -12.00%  -7.44%  -8.36%  -7.32% -10.54%
------------------------------------------------------------------------------
1 year          -15.45  -20.32  -16.08  -20.27  -16.14  -16.98  -15.93  -18.87
------------------------------------------------------------------------------
5 years          31.97   24.36   27.42   25.49   28.72   28.72   28.74   24.25
Annual average    5.70    4.46    4.97    4.64    5.18    5.18    5.18    4.44
------------------------------------------------------------------------------
Life of fund    198.07  180.94  180.53  180.53  187.65  187.65  185.38  175.49
Annual average   13.87   13.07   13.05   13.05   13.39   13.39   13.28   12.81
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell 3000 Index is an unmanaged index of the most active stocks in the Russell 3000 universe. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Get up-to-date information about your funds, learn more about investing and retirement planning, and access news and economic outlooks from Putnam's Web site. The site features:

* Secure access (with your Social Security number and password) to your account with all of your information, including a record of your balances and transactions, updated daily.

* On-line transactions, such as exchanges, additional investments, and address changes.

* Complete fund information, daily pricing, and long-term performance.

* Instant access to your quarterly statements, and annual and semiannual fund reports.

You can also read economic commentary from Putnam senior economic advisor Dr. Robert Goodman, use our glossary to decode investment terms, get our update on the markets, and much more.

New enhancements are added to the site regularly. Bookmark us at www.putnaminvestments.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
November 30, 2001 (Unaudited)

COMMON STOCKS (98.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
             71,500 Omnicom Group, Inc.                                                               $   6,138,990
            111,400 Valassis Communications, Inc. (NON)                                                   3,843,300
                                                                                                      -------------
                                                                                                          9,982,290

Aerospace and Defense (1.4%)
-------------------------------------------------------------------------------------------------------------------
             95,500 L-3 Communications Holdings, Inc. (NON)                                               7,962,790
            124,600 Lockheed Martin Corp.                                                                 5,787,670
            214,000 Raytheon Co.                                                                          7,012,780
                                                                                                      -------------
                                                                                                         20,763,240

Airlines (0.2%)
-------------------------------------------------------------------------------------------------------------------
            138,100 Continental Airlines, Inc. Class B (NON)                                              3,173,538

Automotive (0.3%)
-------------------------------------------------------------------------------------------------------------------
            132,400 Lear Corp. (NON)                                                                      4,733,300

Banking (5.7%)
-------------------------------------------------------------------------------------------------------------------
            292,700 Bank of America Corp.                                                                17,965,926
            139,500 Bank of New York Company, Inc. (The)                                                  5,473,980
            116,375 Greater Bay Bancorp                                                                   2,809,293
            183,900 M&T Bank Corp.                                                                       12,964,950
             69,500 Mellon Financial Corp.                                                                2,598,605
            873,800 Sovereign Bancorp, Inc.                                                               9,655,490
             50,800 TCF Financial Corp.                                                                   2,334,260
            619,300 U.S. Bancorp                                                                         11,754,314
            135,900 UnionBanCal Corp.                                                                     4,992,966
            282,700 Wells Fargo & Co.                                                                    12,099,560
                                                                                                      -------------
                                                                                                         82,649,344

Beverage (2.3%)
-------------------------------------------------------------------------------------------------------------------
            192,400 Anheuser-Busch Companies, Inc.                                                        8,292,440
            242,600 Coca-Cola Co.                                                                        11,392,496
            277,190 PepsiCo, Inc.                                                                        13,479,750
                                                                                                      -------------
                                                                                                         33,164,686

Biotechnology (0.9%)
-------------------------------------------------------------------------------------------------------------------
            124,100 Amgen, Inc. (NON)                                                                     8,243,963
            108,745 Cell Therapeutics, Inc. (NON)                                                         2,975,263
            202,400 Sangamo BioSciences, Inc. (NON)                                                       1,619,200
                                                                                                      -------------
                                                                                                         12,838,426

Broadcasting (2.2%)
-------------------------------------------------------------------------------------------------------------------
            392,900 Clear Channel Communications, Inc. (NON)                                             18,360,217
            144,300 Cox Radio, Inc. Class A (NON)                                                         3,359,304
            376,650 Emmis Communications Corp. Class A (NON)                                              6,244,857
            540,300 Sinclair Broadcast Group, Inc. (NON)                                                  4,273,773
                                                                                                      -------------
                                                                                                         32,238,151

Building Materials (0.1%)
-------------------------------------------------------------------------------------------------------------------
             55,990 Applied Films Corp. (NON)                                                             1,620,911

Cable Television (1.1%)
-------------------------------------------------------------------------------------------------------------------
            144,600 Adelphia Communications Corp. (NON)                                                   3,630,906
            133,500 Comcast Corp. Class A (NON)                                                           5,073,000
            114,300 Cox Communications, Inc. (NON)                                                        4,451,985
            229,200 Mediacom Communications Corp. (NON)                                                   3,538,848
                                                                                                      -------------
                                                                                                         16,694,739

Chemicals (0.3%)
-------------------------------------------------------------------------------------------------------------------
             83,900 Dow Chemical Co. (The)                                                                3,146,250
             31,600 Solutia, Inc.                                                                           438,608
                                                                                                      -------------
                                                                                                          3,584,858

Commercial and Consumer Services (1.7%)
-------------------------------------------------------------------------------------------------------------------
            120,700 DeVry, Inc. (NON)                                                                     3,136,993
             71,300 Sabre Holdings Corp. (NON)                                                            2,473,397
          1,535,985 ServiceMaster Co. (The)                                                              18,754,377
             24,100 West Corp. (NON)                                                                        603,705
                                                                                                      -------------
                                                                                                         24,968,472

Communications Equipment (2.1%)
-------------------------------------------------------------------------------------------------------------------
             79,200 Avaya, Inc. (NON)                                                                       900,504
          1,200,200 Cisco Systems, Inc. (NON)                                                            24,532,088
             86,500 Nokia OYJ ADR (Finland)                                                               1,990,365
             53,000 QUALCOMM, Inc. (NON)                                                                  3,112,160
                                                                                                      -------------
                                                                                                         30,535,117

Computers (3.8%)
-------------------------------------------------------------------------------------------------------------------
            266,600 Avocent Corp. (NON)                                                                   6,363,742
            360,600 Dell Computer Corp. (NON)                                                            10,071,558
            135,500 Hewlett-Packard Co.                                                                   2,979,645
            136,000 IBM Corp.                                                                            15,720,240
            235,760 RadiSys Corp. (NON)                                                                   3,595,340
            374,295 SBS Technologies, Inc. (NON)                                                          4,674,945
            815,900 Sun Microsystems, Inc. (NON)                                                         11,618,416
                                                                                                      -------------
                                                                                                         55,023,886

Conglomerates (5.3%)
-------------------------------------------------------------------------------------------------------------------
            843,605 General Electric Co.                                                                 32,478,793
            768,881 Tyco International, Ltd. (Bermuda)                                                   45,210,203
                                                                                                      -------------
                                                                                                         77,688,996

Consumer Finance (0.3%)
-------------------------------------------------------------------------------------------------------------------
             41,000 Capital One Financial Corp.                                                           2,051,230
             62,700 MBNA Corp.                                                                            2,021,448
                                                                                                      -------------
                                                                                                          4,072,678

Consumer Goods (1.6%)
-------------------------------------------------------------------------------------------------------------------
            172,500 Colgate-Palmolive Co.                                                                10,067,100
            232,100 Gillette Co. (The)                                                                    7,589,670
             80,900 Procter & Gamble Co.                                                                  6,266,514
                                                                                                      -------------
                                                                                                         23,923,284

Consumer Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
            148,900 Arbitron, Inc. (NON)                                                                  4,472,956
            447,000 Heidrick & Struggles International, Inc. (NON)                                        7,505,130
            147,100 Korn/Ferry International (NON)                                                        1,265,060
                                                                                                      -------------
                                                                                                         13,243,146

Distribution (0.3%)
-------------------------------------------------------------------------------------------------------------------
            163,065 SCP Pool Corp. (NON)                                                                  4,208,708

Electric Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------
            392,600 Entergy Corp.                                                                        14,486,940
            334,200 Sierra Pacific Resources                                                              4,946,160
                                                                                                      -------------
                                                                                                         19,433,100

Electronics (6.6%)
-------------------------------------------------------------------------------------------------------------------
             81,200 Altera Corp. (NON)                                                                    1,848,112
            782,300 APW Limited (NON)                                                                     1,314,264
             60,900 Broadcom Corp. Class A (NON)                                                          2,678,991
            191,300 Flextronics International, Ltd. (Singapore) (NON)                                     4,782,500
            927,700 Intel Corp.                                                                          30,298,682
            136,300 Maxim Integrated Products, Inc. (NON)                                                 7,470,603
            190,600 Merix Corp. (NON)                                                                     3,560,408
            368,300 Motorola, Inc.                                                                        6,128,512
            183,700 PerkinElmer, Inc.                                                                     5,092,164
            159,100 Plexus Corp. (NON)                                                                    4,796,865
            185,000 Sipex Corp. (NON)                                                                     1,894,400
            356,500 Sipex Corp. (private) (NON)                                                           3,650,560
            187,000 Texas Instruments, Inc.                                                               5,993,350
            173,650 Thermo Electron Corp. (NON)                                                           3,768,205
             67,300 Xilinx, Inc. (NON)                                                                    2,430,203
          1,151,000 Zarlink Semiconductor, Inc. (Canada) (NON)                                           11,153,190
                                                                                                      -------------
                                                                                                         96,861,009

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
            141,500 National-Oilwell, Inc. (NON)                                                          2,368,710
             78,700 Schlumberger, Ltd.                                                                    3,778,387
                                                                                                      -------------
                                                                                                          6,147,097

Engineering & Construction (0.4%)
-------------------------------------------------------------------------------------------------------------------
            231,180 Insituform Technologies, Inc. Class A (NON)                                           5,074,401

Entertainment (1.4%)
-------------------------------------------------------------------------------------------------------------------
            422,700 Six Flags, Inc. (NON)                                                                 6,053,064
            342,490 Viacom, Inc. Class B (NON)                                                           14,949,689
                                                                                                      -------------
                                                                                                         21,002,753

Financial (4.1%)
-------------------------------------------------------------------------------------------------------------------
            694,766 Citigroup, Inc.                                                                      33,279,291
             78,100 Fannie Mae                                                                            6,138,660
            301,600 Freddie Mac                                                                          19,956,872
                                                                                                      -------------
                                                                                                         59,374,823

Food (1.4%)
-------------------------------------------------------------------------------------------------------------------
            373,800 Kraft Foods, Inc.                                                                    12,380,256
            140,600 Suiza Foods Corp. (NON)                                                               8,465,526
                                                                                                      -------------
                                                                                                         20,845,782

Health Care Services (4.1%)
-------------------------------------------------------------------------------------------------------------------
             87,700 CIGNA Corp.                                                                           8,000,871
            473,400 HCA, Inc.                                                                            18,363,186
             87,200 Pediatrix Medical Group, Inc. (NON)                                                   3,065,080
            221,900 Tenet Healthcare Corp. (NON)                                                         13,314,000
            116,700 Trigon Healthcare, Inc. (NON)                                                         7,544,655
             98,400 Unilab Corp. (NON)                                                                    1,967,016
            113,000 UnitedHealth Group, Inc.                                                              8,073,850
                                                                                                      -------------
                                                                                                         60,328,658

Insurance (3.2%)
-------------------------------------------------------------------------------------------------------------------
            273,375 American International Group, Inc.                                                   22,526,100
            110,600 Everest Re Group, Ltd. (Barbados)                                                     7,902,370
            179,020 Fidelity National Financial, Inc.                                                     4,065,544
            273,910 IPC Holdings, Ltd. (Bermuda)                                                          7,149,051
             15,880 Market Corp. (NON)                                                                    2,910,328
            163,207 Odyssey Re Holdings Corp.                                                             2,513,388
                                                                                                      -------------
                                                                                                         47,066,781

Investment Banking/Brokerage (3.2%)
-------------------------------------------------------------------------------------------------------------------
            160,700 A.G. Edwards, Inc.                                                                    6,845,820
            167,625 Goldman Sachs Group, Inc. (The)                                                      14,901,863
            196,900 J.P. Morgan Chase & Co.                                                               7,427,068
            147,000 Merrill Lynch & Company, Inc.                                                         7,363,230
            347,700 Waddell & Reed Financial, Inc.                                                        9,391,377
                                                                                                      -------------
                                                                                                         45,929,358

Leisure (0.5%)
-------------------------------------------------------------------------------------------------------------------
            244,600 Brunswick Corp.                                                                       4,818,620
             57,100 Gtech Holdings Corp. (NON)                                                            2,563,219
                                                                                                      -------------
                                                                                                          7,381,839

Lodging/Tourism (1.0%)
-------------------------------------------------------------------------------------------------------------------
            307,100 Orient-Express Hotels, Ltd. Class A (Bermuda) (NON)                                   4,790,760
            641,400 Royal Caribbean Cruises, Ltd.                                                         9,948,114
                                                                                                      -------------
                                                                                                         14,738,874

Machinery (0.5%)
-------------------------------------------------------------------------------------------------------------------
             54,000 Caterpillar, Inc.                                                                     2,560,680
            103,200 Kennametal, Inc.                                                                      4,118,712
                                                                                                      -------------
                                                                                                          6,679,392

Manufacturing (1.1%)
-------------------------------------------------------------------------------------------------------------------
            456,000 Pentair, Inc.                                                                        16,151,520

Media (0.6%)
-------------------------------------------------------------------------------------------------------------------
            250,500 AOL Time Warner, Inc. (NON)                                                           8,742,450

Medical Technology (2.7%)
-------------------------------------------------------------------------------------------------------------------
            262,600 Baxter International, Inc.                                                           13,655,200
            175,240 Charles River Laboratories International, Inc. (NON)                                  5,809,206
             72,300 Guidant Corp. (NON)                                                                   3,528,963
            198,000 Medtronic, Inc.                                                                       9,361,440
            194,400 Natus Medical, Inc. (NON)                                                               763,992
             85,900 St. Jude Medical, Inc. (NON)                                                          6,399,550
                                                                                                      -------------
                                                                                                         39,518,351

Metals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            321,500 AK Steel Holding Corp.                                                                3,407,900

Oil & Gas (3.1%)
-------------------------------------------------------------------------------------------------------------------
            108,300 EOG Resources, Inc.                                                                   3,788,334
            695,800 Exxon Mobil Corp.                                                                    26,022,920
            142,200 Noble Drilling Corp. (NON)                                                            4,194,900
            258,500 Ocean Energy, Inc.                                                                    4,580,620
            201,900 Unocal Corp.                                                                          6,640,491
                                                                                                      -------------
                                                                                                         45,227,265

Paper & Forest Products (0.2%)
-------------------------------------------------------------------------------------------------------------------
             48,200 Smurfit-Stone Container Corp. (NON)                                                     775,538
             51,500 Weyerhaeuser Co.                                                                      2,721,775
                                                                                                      -------------
                                                                                                          3,497,313

Pharmaceuticals (7.0%)
-------------------------------------------------------------------------------------------------------------------
             25,300 Abbott Laboratories                                                                   1,391,500
             35,300 Allergan, Inc.                                                                        2,664,797
             96,400 American Home Products Corp.                                                          5,793,640
            118,300 Cambrex Corp.                                                                         4,599,504
            167,800 ICN Pharmaceuticals, Inc.                                                             4,997,084
            336,400 Johnson & Johnson                                                                    19,595,300
            153,900 Merck & Co., Inc.                                                                    10,426,725
            120,600 Noven Pharmaceuticals, Inc. (NON)                                                     1,851,210
            685,200 Pfizer, Inc.                                                                         29,676,012
            474,260 Pharmacia Corp.                                                                      21,057,144
                                                                                                      -------------
                                                                                                        102,052,916

Publishing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             59,600 Belo Corp. Class A                                                                    1,065,648

Railroads (0.9%)
-------------------------------------------------------------------------------------------------------------------
            186,900 CSX Corp.                                                                             6,990,060
            301,000 Norfolk Southern Corp.                                                                5,836,390
                                                                                                      -------------
                                                                                                         12,826,450

Real Estate (0.9%)
-------------------------------------------------------------------------------------------------------------------
             88,600 Arden Realty, Inc. (R)                                                                2,281,450
            311,300 Equity Office Properties Trust (R)                                                    9,276,740
             80,700 Pan Pacific Retail Properties, Inc. (R)                                               2,153,880
                                                                                                      -------------
                                                                                                         13,712,070

Regional Bells (2.1%)
-------------------------------------------------------------------------------------------------------------------
            496,200 SBC Communications, Inc.                                                             18,547,956
            258,000 Verizon Communications, Inc.                                                         12,126,000
                                                                                                      -------------
                                                                                                         30,673,956

Restaurants (0.4%)
-------------------------------------------------------------------------------------------------------------------
             82,500 McDonald's Corp.                                                                      2,214,300
            201,500 RARE Hospitality International, Inc. (NON)                                            3,959,475
                                                                                                      -------------
                                                                                                          6,173,775

Retail (6.9%)
-------------------------------------------------------------------------------------------------------------------
            137,400 AnnTaylor Stores Corp. (NON)                                                          3,746,898
             23,000 AutoZone, Inc. (NON)                                                                  1,547,900
             83,500 Barnes & Noble, Inc. (NON)                                                            2,580,150
            271,200 Dollar Tree Stores, Inc. (NON)                                                        7,604,448
            117,045 Duane Reade, Inc. (NON)                                                               3,856,633
            235,800 Home Depot, Inc. (The)                                                               11,002,428
            145,000 J. Jill Group, Inc. (NON)                                                             2,862,300
             70,100 J. Jill Group, Inc. (private) (NON)                                                   1,383,774
             87,300 Kroger Co. (NON)                                                                      2,210,436
            289,700 Lowe's Companies, Inc.                                                               13,126,307
            415,800 Pier 1 Imports, Inc.                                                                  6,012,468
            185,000 Regis Corp.                                                                           4,364,150
          1,947,800 Rite Aid Corp. (NON)                                                                  9,135,182
            444,300 TJX Companies, Inc. (The)                                                            16,745,667
            249,700 Wal-Mart Stores, Inc.                                                                13,770,955
                                                                                                      -------------
                                                                                                         99,949,696

Schools (0.3%)
-------------------------------------------------------------------------------------------------------------------
            190,690 Learning Tree International, Inc. (NON)                                               4,568,932

Semiconductor (1.4%)
-------------------------------------------------------------------------------------------------------------------
            127,500 Applied Materials, Inc. (NON)                                                         5,066,850
            164,300 Cognex Corp. (NON)                                                                    3,680,320
            221,800 Credence Systems Corp. (NON)                                                          3,679,662
            309,900 Mykolis Corp. (NON)                                                                   3,836,562
            163,400 Nanometrics, Inc. (NON)                                                               3,733,690
                                                                                                      -------------
                                                                                                         19,997,084

Software (5.0%)
-------------------------------------------------------------------------------------------------------------------
             86,100 Adobe Systems, Inc.                                                                   2,762,088
            125,100 BMC Software, Inc. (NON)                                                              2,095,425
             62,600 Borland Software Corp. (NON)                                                            905,196
            597,200 Microsoft Corp. (NON)                                                                38,346,212
            171,900 Network Associates, Inc. (NON)                                                        3,945,105
            605,400 Oracle Corp. (NON)                                                                    8,493,762
             49,400 PeopleSoft, Inc. (NON)                                                                1,724,554
            523,100 Rational Software Corp. (NON)                                                         9,965,055
            180,000 Siebel Systems, Inc. (NON)                                                            4,023,000
                                                                                                      -------------
                                                                                                         72,260,397

Technology Services (1.1%)
-------------------------------------------------------------------------------------------------------------------
             15,500 Convergys Corp. (NON)                                                                   515,065
            155,400 F.Y.I., Inc. (NON)                                                                    4,357,416
            277,100 Interactive Data Corp. (NON)                                                          3,718,682
            406,300 KPMG Consulting, Inc. (NON)                                                           6,720,202
                                                                                                      -------------
                                                                                                         15,311,365

Telecommunications (1.0%)
-------------------------------------------------------------------------------------------------------------------
            439,300 Nextel Communications, Inc. Class A (NON)                                             4,704,903
            402,900 Sprint Corp. (PCS Group) (NON)                                                       10,052,355
                                                                                                      -------------
                                                                                                         14,757,258

Textiles (0.6%)
-------------------------------------------------------------------------------------------------------------------
             63,600 Nike, Inc.                                                                            3,370,164
            228,100 Reebok International, Ltd. (NON)                                                      5,305,606
                                                                                                      -------------
                                                                                                          8,675,770

Tobacco (1.5%)
-------------------------------------------------------------------------------------------------------------------
            463,800 Philip Morris Companies, Inc.                                                        21,877,446

Toys (1.3%)
-------------------------------------------------------------------------------------------------------------------
            843,600 Hasbro, Inc.                                                                         13,877,220
            305,900 Mattel, Inc.                                                                          5,631,619
                                                                                                     --------------
                                                                                                         19,508,839

Waste Management (0.8%)
-------------------------------------------------------------------------------------------------------------------
            374,900 Waste Management, Inc.                                                               10,984,570
                                                                                                     --------------
                    Total Common Stocks (cost $1,383,726,173)                                        $1,436,912,608

SHORT-TERM INVESTMENTS (7.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        79,530,334 Short-term investments held as collateral for
                    loaned securities with yields ranging from 2.05%
                    to 3.93% and due dates ranging from
                    December 3, 2001 to January 24, 2002. (d)                                        $   79,439,606
         29,919,000 Interest in $1,000,000,000 joint tri-party repurchase agreement dated November 30, 2001 with
                    Credit Suisse First Boston due December 3, 2001
                    with respect to various U.S. Government
                    obligations -- maturity value of $29,924,360 for
                    an effective yield of 2.15%                                                          29,919,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $109,358,606)                                 $  109,358,606
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,493,084,799) (b)                                      $1,546,271,214
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,458,446,718.

  (b) The aggregate identified cost on a tax basis is $1,504,875,735, resulting in gross unrealized appreciation and depreciation of $155,906,872 and $114,511,393, respectively, or net unrealized appreciation of $41,395,479.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

  (d) See footnote E to the financial statements.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
November 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value , including $75,720,740 of securities on
loan, (identified cost $1,493,084,779) (Note 1)                             $ 1,546,271,214
-------------------------------------------------------------------------------------------
Cash                                                                                    983
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,049,384
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,256,111
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    5,077,867
-------------------------------------------------------------------------------------------
Total assets                                                                  1,553,655,559

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  9,790,842
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,171,432
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,000,920
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          715,260
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       113,238
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,495
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              866,269
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                               79,439,606
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              106,779
-------------------------------------------------------------------------------------------
Total liabilities                                                                95,208,841
-------------------------------------------------------------------------------------------
Net assets                                                                  $ 1,458,446,718

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $ 1,574,607,470
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (2,682,800)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (166,664,387)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       53,186,435
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,458,446,718

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($761,747,806 divided by 46,753,638 shares)                                          $16.29
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.29)*                              $17.28
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($649,037,801 divided by 41,070,860 shares)**                                        $15.80
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($2,651,499 divided by 164,330 shares)**                                             $16.14
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($45,009,612 divided by 2,825,725 shares)                                            $15.93
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.93)*                              $16.51
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended November 30, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $31,934)                                     $   7,363,722
-------------------------------------------------------------------------------------------
Interest                                                                            357,062
-------------------------------------------------------------------------------------------
Securities lending                                                                  242,796
-------------------------------------------------------------------------------------------
Total investment income                                                           7,963,580

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,349,875
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,184,173
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    15,517
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     13,335
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,009,067
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             3,464,206
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                11,101
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               181,295
-------------------------------------------------------------------------------------------
Other                                                                               576,111
-------------------------------------------------------------------------------------------
Total expenses                                                                   10,804,680
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (158,300)
-------------------------------------------------------------------------------------------
Net expenses                                                                     10,646,380
-------------------------------------------------------------------------------------------
Net investment loss                                                              (2,682,800)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (108,013,562)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                    (86,779,091)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (194,792,653)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(197,475,453)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      November 30           May 31
                                                                            2001*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $    (2,682,800) $    (7,212,799)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (108,013,562)     113,319,902
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (86,779,091)    (202,395,415)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (197,475,453)     (96,288,312)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --     (170,957,123)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --     (173,008,550)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --         (168,396)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --      (11,308,303)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
   Class A                                                                     --      (17,681,268)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --      (17,893,432)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --          (17,416)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (1,169,563)
--------------------------------------------------------------------------------------------------
  Return of capital
   Class A                                                                     --       (2,756,848)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (2,789,934)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --           (2,716)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --         (182,358)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)         (109,010,436)     142,198,131
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (306,485,889)    (352,026,088)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,764,932,607    2,116,958,695
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss and undistributed net investment
income of $2,682,800 and $--, respectively)                        $1,458,446,718   $1,764,932,607
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             Nov. 30
operating performance               (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.32       $23.75       $21.93       $23.15       $18.76       $16.33
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)           --(d)        --(d)      (.02)         .17          .17          .13
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.03)        (.75)        2.39         (.75)        4.77         3.48
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.03)        (.75)        2.37         (.58)        4.94         3.61
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.10)        (.14)        (.09)        (.10)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (4.18)        (.45)        (.50)        (.46)       (1.08)
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --         (.43)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Return of capital                         --         (.07)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (4.68)        (.55)        (.64)        (.55)       (1.18)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $16.29       $18.32       $23.75       $21.93       $23.15       $18.76
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (11.08)*      (5.06)       10.65        (2.40)       26.67        22.91
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $761,748     $911,299     $999,789   $1,246,913   $1,530,290     $525,804
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .52*        1.00          .96          .93         1.03         1.20
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                 --*(e)       --(e)      (.10)         .77          .77          .79
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 57.70*      263.98       188.16        92.49        31.08        38.35
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income amounted to less than $0.01 per share.

(e) Ratio of net investment income to average net assets is less than 0.01%.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             Nov. 30
operating performance               (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.84       $23.39       $21.66       $22.86       $18.59       $16.24
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.06)        (.15)        (.18)         .03           --           --
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.98)        (.72)        2.36         (.73)        4.73         3.45
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.04)        (.87)        2.18         (.70)        4.73         3.45
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --(b)        --(b)      (.02)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (4.18)        (.45)        (.50)        (.46)       (1.08)
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --         (.43)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Return of capital                         --         (.07)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (4.68)        (.45)        (.50)        (.46)       (1.10)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $15.80       $17.84       $23.39       $21.66       $22.86       $18.59
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                (11.44)*      (5.70)        9.90        (2.99)       25.72        21.95
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $649,038     $796,227   $1,047,040   $1,361,513   $1,723,054     $543,015
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .90*        1.70         1.63         1.55         1.78         1.95
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.38)*       (.70)        (.79)         .15          .02          .03
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 57.70*      263.98       188.16        92.49        31.08        38.35
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Distributions from net investment income amounted to less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                    Six months
                                       ended    For the period
Per-share                             Nov. 30   July 14, 2000+
operating performance               (Unaudited)    to May 31
--------------------------------------------------------------
                                        2001         2001
--------------------------------------------------------------
Net asset value,
beginning of period                   $18.21       $27.15
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)                 (.06)        (.11)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                    (2.01)       (4.15)
--------------------------------------------------------------
Total from
investment operations                  (2.07)       (4.26)
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net realized gain
on investments                            --        (4.18)
--------------------------------------------------------------
In excess of net realized
gain on investments                       --         (.43)
--------------------------------------------------------------
Return of capital                         --         (.07)
--------------------------------------------------------------
Total distributions                       --        (4.68)
--------------------------------------------------------------
Net asset value,
end of period                         $16.14       $18.21
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (11.37)*     (17.40)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,651       $2,175
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .90*        1.54*
--------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.37)*       (.44)*
--------------------------------------------------------------
Portfolio turnover (%)                 57.70*      263.98
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             Nov. 30
operating performance               (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.96       $23.47       $21.70       $22.91       $18.62       $16.29
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.04)        (.11)        (.14)         .06          .06          .04
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.99)        (.72)        2.36         (.73)        4.73         3.46
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.03)        (.83)        2.22         (.67)        4.79         3.50
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.04)        (.04)        (.09)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (4.18)        (.45)        (.50)        (.46)       (1.08)
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --         (.43)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Return of capital                         --         (.07)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (4.68)        (.45)        (.54)        (.50)       (1.17)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $15.93       $17.96       $23.47       $21.70       $22.91       $18.62
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (11.30)*      (5.49)       10.07        (2.87)       26.04        22.28
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $45,010      $55,231      $70,129      $90,187     $120,624      $34,763
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .77*        1.50         1.46         1.43         1.53         1.70
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.25)*       (.50)        (.59)         .27          .28          .23
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 57.70*      263.98       188.16        92.49        31.08        38.35
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
November 30, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Capital Appreciation Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks that offer potential for capital appreciation. Current income is only an incidental consideration in selecting investments for the fund.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At November 30, 2001, the value of securities loaned amounted to $75,720,740. The fund received cash collateral of $79,439,606 which is pooled with collateral of other Putnam funds into 54 issuers of high grade short-term investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended November 30, 2001, the fund's expenses were reduced by $158,300 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,905 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended November 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of 75,084 and $2,384 from the sale of class A and class M shares, respectively, and received $565,302 and $162 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended November 30, 2001, Putnam Retail Management, acting as underwriter received $102,452 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended November 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $885,438,456 and $994,563,897, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                        Six months ended November 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,814,338       $  63,129,488
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             3,814,338          63,129,488

Shares
repurchased                                 (6,800,665)       (112,154,807)
---------------------------------------------------------------------------
Net decrease                                (2,986,327)      $ (49,025,319)
---------------------------------------------------------------------------

                                                   Year ended May 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,951,368       $ 251,644,183
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                9,058,615         183,618,382
---------------------------------------------------------------------------
                                            21,009,983         435,262,565

Shares
repurchased                                (13,368,124)       (286,573,776)
---------------------------------------------------------------------------
Net increase                                 7,641,859       $ 148,688,789
---------------------------------------------------------------------------

                                        Six months ended November 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,947,922        $ 31,326,523
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,947,922          31,326,523

Shares
repurchased                                 (5,518,146)        (88,051,517)
---------------------------------------------------------------------------
Net decrease                                (3,570,224)       $(56,724,994)
---------------------------------------------------------------------------

                                                   Year ended May 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,341,190       $  93,365,643
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                9,071,803         179,621,329
---------------------------------------------------------------------------
                                            13,412,993         272,986,972

Shares
repurchased                                (13,537,323)       (282,602,338)
---------------------------------------------------------------------------
Net decrease                                  (124,330)      $  (9,615,366)
---------------------------------------------------------------------------

                                        Six months ended November 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    150,790         $ 2,358,750
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               150,790           2,358,750

Shares
repurchased                                   (105,885)         (1,654,029)
---------------------------------------------------------------------------
Net increase                                    44,905         $   704,721
---------------------------------------------------------------------------

                                              For the period July 14, 2000
                                           (commencement of operations) to
                                                              May 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    129,612          $2,732,645
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    9,055             183,002
---------------------------------------------------------------------------
                                               138,667           2,915,647
---------------------------------------------------------------------------
Shares
repurchased                                    (19,242)           (391,312)
---------------------------------------------------------------------------
Net increase                                   119,425          $2,524,335
---------------------------------------------------------------------------

                                        Six months ended November 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    147,879         $ 2,396,186
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               147,879           2,396,186

Shares
repurchased                                   (398,122)         (6,361,030)
---------------------------------------------------------------------------
Net decrease                                  (250,243)        $(3,964,844)
---------------------------------------------------------------------------

                                                   Year ended May 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    417,146        $  9,083,365
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  608,041          12,106,093
---------------------------------------------------------------------------
                                             1,025,187          21,189,458

Shares
repurchased                                   (937,036)        (20,589,085)
---------------------------------------------------------------------------
Net increase                                    88,151        $    600,373
---------------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581


*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin Scott
Vice President

Michael K. Arends
Vice President and Fund Manager

Joseph P. Joseph
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Capital Appreciation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA002-76283  433/948/2BN  1/02